Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

12. RELATED PARTY TRANSACTIONS

The Company leases a portion of its corporate headquarters in San Diego, California to entities 100% owned by the Company’s Chairman and Chief Executive Officer. Rental income recorded for the three months ended March 31, 2020 and 2019 totaled $2,700 and $1,000, respectively.

13. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2019, the Company leased a portion of its corporate headquarters in San Diego, California to an entity 100% owned by the Company’s Chairman and Chief Executive Officer . Total rents charged and paid by this affiliate was approximately $9,000 and $36,000 for the years ended December 31, 2019 and 2018, respectively.